Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash equivalents
Derivative liabilities
Revenues	1,113,458	$ 1,045,380	3,681,248	$ 4,620,646	6,022,669	7,929,137
Advertising costs	$ 14,624	$ 3,638	$ 18,237	$ 23,237	$ 26,000	$ 609,000
Equity ownership percentage					50.00%
Muscle Maker Brands, LLC [Member]
Equity ownership percentage					74.00%
CTI [Member]
Equity ownership percentage					70.00%
Loans Receivable [Member] | One Franchisee [Member]
Concentration risk percentage					95.00%	78.00%
Loans Receivable [Member] | Consultant [Member]
Concentration risk percentage					0.00%	4.00%
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration risk percentage	75.00%	81.00%	81.00%	77.00%	78.00%	82.00%
Rebates [Member]
Revenues	$ 71,200	$ 59,260	$ 220,120	$ 268,588	$ 308,958	$ 337,786
Technology Sales and Services [Member]
Other revenues		$ 0		$ 244,633	$ 244,633	$ 725,685
Franchise Agreements [Member]
Intangible assets, estimated useful lives					13 years
Non-compete Agreement [Member]
Intangible assets, estimated useful lives					5 years